Company Financial Statements - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
Selling, general and administrative expenses	[1]	$ (110,019)	¥ (720,821)	¥ (321,825)	$ (445,778)	¥ (2,920,649)	¥ (1,164,569)	¥ (642,541)
Total operating expenses	[1]	191,693	1,255,935	632,607	709,203	4,646,555	3,234,727	1,693,760
Loss from operations		137,967	903,933	649,283	655,352	4,293,736	3,780,574	1,694,634
Interest income		20,621	135,102	10,658	20,305	133,036	88,843	65,376
Interest expense		(174)	(1,142)	(8,278)	(3,427)	(22,451)	(32,017)	(5,822)
Other non-operating income (loss), net		(2,256)	(14,780)	2,110	13,792	90,364	4,397	(18,104)
Fair value gain (loss) on derivative assets/liabilities		(276)	(1,808)	(4,968)	207,886	1,362,025	27,679	254,361
Loss before income tax expenses		(120,052)	(786,561)	(649,761)	(416,796)	(2,730,762)	(3,691,672)	(1,398,823)
Income tax expenses		0	0	0	(187)	(1,223)	(1)	0
Net loss		(120,052)	(786,561)	(649,761)	(416,983)	(2,731,985)	(3,691,673)	(1,398,823)
Accretion on Preferred Shares to redemption value		0	0	(285,293)	(329,336)	(2,157,744)	(961,050)	(705,329)
Deemed dividend due to extinguishment of Preferred Shares					0	0	0	(43,136)
Deemed dividend due to modification of Preferred Shares					0	0	0	(41,485)
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares					0	0	0	(66,091)
Net loss attributable to ordinary shareholders of XPeng Inc.		(120,052)	(786,561)	(935,054)	(746,319)	(4,889,729)	(4,642,754)	(2,254,864)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		15,430	101,092	(11,976)	(110,570)	(724,433)	(2,968)	(2,980)
Total comprehensive loss attributable to XPeng Inc.		(104,622)	(685,469)	(661,737)	(527,553)	(3,456,418)	(3,694,641)	(1,401,803)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(104,622)	(685,469)	(947,030)	(856,889)	(5,614,162)	(4,645,722)	(2,257,844)
Parent [Member]
Operating expenses
Selling, general and administrative expenses		(241)	(1,578)	(425)	(2,050)	(13,430)	(517)	(1,630)
Total operating expenses		(241)	(1,578)	(425)	(2,050)	(13,430)	(517)	(1,630)
Loss from operations		(241)	(1,578)	(425)	(2,050)	(13,430)	(517)	(1,630)
Interest income		9,787	64,124	2,020	6,563	43,001	1,140
Interest expense				(3,160)	(906)	(5,935)
Equity in loss of subsidiaries and VIEs		(123,942)	(812,053)	(651,797)	(684,857)	(4,487,049)	(3,719,975)	(1,651,554)
Other non-operating income (loss), net		(5,380)	(35,246)	8,569	56,382	369,403
Fair value gain (loss) on derivative assets/liabilities		(276)	(1,808)	(4,968)	207,885	1,362,025	27,679	254,361
Loss before income tax expenses		(120,052)	(786,561)	(649,761)	(416,983)	(2,731,985)	(3,691,673)	(1,398,823)
Income tax expenses
Net loss		(120,052)	(786,561)	(649,761)	(416,983)	(2,731,985)	(3,691,673)	(1,398,823)
Accretion on Preferred Shares to redemption value				(285,293)	(329,336)	(2,157,744)	(961,050)	(705,329)
Deemed dividend due to extinguishment of Preferred Shares								(43,136)
Deemed dividend due to modification of Preferred Shares								(41,485)
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares								(66,091)
Deemed contribution from repurchase of Preferred Shares							9,969
Net loss attributable to ordinary shareholders of XPeng Inc.		(120,052)	(786,561)	(935,054)	(746,319)	(4,889,729)	(4,642,754)	(2,254,864)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		15,430	101,092	(11,976)	(110,570)	(724,433)	(2,968)	(2,980)
Total comprehensive loss attributable to XPeng Inc.		(104,622)	(685,469)	(661,737)	(527,553)	(3,456,418)	(3,694,641)	(1,401,803)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		$ (104,622)	¥ (685,469)	¥ (947,030)	$ (856,889)	¥ (5,614,162)	¥ (4,645,722)	¥ (2,257,844)

[1]	Share-based compensation was allocated in operating expenses as follows: